CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Total Revenues	$ 9,380,985	$ 8,432,511	$ 5,248,461
Total cost of revenues	6,841,136	4,669,191	2,637,025
Gross Profit	2,539,849	3,763,320	2,611,436
Operating expenses:
General and administrative expenses	1,148,172	1,227,424	437,278
Professional fees	2,907,676	968,435	350,636
Salaries	812,388	1,136,676	792,546
Total operating expenses	4,868,236	3,332,535	1,580,460
(Loss) Income from operations	(2,328,387)	430,785	1,030,976
Other (expense) income
Interest expense	(5,835,449)	(2,955,008)	(906,398)
Accretion interest	(285,625)	(320,497)	0
Impairment loss	(49,784)	0	(379,165)
Gain on disposal of properties	8,614,079
Government subsidies	0	109,723	490,171
Change in fair value of derivative liability	1,536,494	(1,565,570)	0
Change in fair value of convertible debenture	367,663	(157,010)	0
Loss on disposal of subsidiaries	(163,405)	0	0
Loss on investment deposit	(336,892)
Other income	22,764	23,605	20,709
Total other (expense) income, net	3,869,845	(4,864,757)	(774,683)
Income (loss) before income taxes	1,541,458	(4,433,972)	256,293
Provision for income taxes - current	0	64,768	(312,767)
Recovery for income taxes - deferred	(574,209)	797,096	0
Net income (loss)	967,249	(3,572,108)	(56,474)
Less: net (loss) attributable to noncontrolling interest	(55,707)	(97,596)	(66,223)
Net income (loss) attributable to Visionary Holdings Inc.	1,022,956	(3,474,512)	9,749
Other comprehensive income (loss):
Foreign currency translation gain (loss)	457,057	(750,768)	26,333
Comprehensive income (loss)	1,424,306	(4,322,876)	(30,141)
Less: comprehensive (loss) attributable to noncontrolling interest	(54,419)	(113,451)	(61,774)
Comprehensive income (loss) attributable to Visionary Holdings Inc.	$ 1,478,725	$ (4,209,425)	$ 31,633
Earnings (Loss) Per Share - Basic	$	$	$
Weighted Average Shares Outstanding - Basic*	3,229,524	2,579,304	2,333,333
Earnings (Loss) Per Share - Diluted	$ 0.32	$ (1.34)	$ (0.00)
Weighted Average Shares Outstanding - Diluted*	3,241,900	2,579,304	2,333,333
Rent [Member]
Total Revenues	$ 8,019,186	$ 7,090,140	$ 2,298,198
Total cost of revenues	6,325,094	3,899,012	1,322,188
Tuition [Member]
Total Revenues	1,361,799	1,342,371	669,442
Total cost of revenues	516,042	770,179	319,913
Construction [Member]
Total Revenues	0	0	8,117
Total cost of revenues	0	0	4,663
Gross Profit	0	0	3,454
Sales Of Land [Member]
Total Revenues	0	0	2,272,704
Total cost of revenues	$ 0	$ 0	$ 990,261